Consolidated Statement of Operations - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Statement [Abstract]
REVENUES		$ 3,749,023	$ 1,798,626	$ 11,933,433
COST OF REVENUE		3,750,595	1,575,339	11,468,010
Gross profit (loss)		(1,572)	223,287	465,423
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	110,916	1,554,409	531,078	4,614,846
Total operating loss	(110,916)	(1,555,981)	(307,791)	(4,149,423)
OTHER INCOME (EXPENSE)
Interest income		1,793
Interest expense	(1,074)		(9,654)	(22,334)
Non-operational income (expense)		(309,669)	8,315	(3,354,064)
Total other income (expense)	(1,074)	(307,876)	(1,339)	(3,376,398)
NET LOSS	$ (111,990)	$ (1,863,857)	$ (309,130)	$ (7,525,821)
BASIC LOSS PER COMMON SHARE	$ (0.03)	$ (0.20)	$ (0.08)	$ (1.30)
DILUTED LOSS PER COMMON SHARE	$ (0.03)	$ (0.20)	$ (0.08)	$ (1.30)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC	3,642,084	9,132,839	3,642,084	5,807,166
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED	3,642,084	9,132,839	3,642,084	5,807,166